Inventory - Summary of Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Inventories [Line Items]
Inventory	$ 126,877	$ 127,919
Packaging supplies and consumables	8,392	7,764
Retail Liquor
Disclosure Of Inventories [Line Items]
Inventory	75,145	73,538
Retail Cannabis
Disclosure Of Inventories [Line Items]
Inventory	16,348	21,783
Harvested Cannabis
Disclosure Of Inventories [Line Items]
Work-in-progress	2,203	1,417
Finished goods	4,342	1,205
Manufactured cannabis
Disclosure Of Inventories [Line Items]
Dried cannabis & biomass	2,270	2,359
Work-in-progress	12,577	14,915
Finished goods	$ 5,600	$ 4,938